UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09397

The Gabelli Utilities Fund

(Exact name of registrant as specified in charter)

One Corporate Center
Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

John C. Ball
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: December 31

Date of reporting period: June 30, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

The Gabelli Utilities Fund

Semiannual Report — June 30, 2023

Mario J. Gabelli, CFA Chief Investment Officer	Timothy M. Winter, CFA Portfolio Manager BA, Rollins College MBA, University of Notre Dame	Justin Berger, CFA Portfolio Manager BA, Yale University MBA, Wharton School, University of Pennsylvania	Brett Kearney, CFA Portfolio Manager BS, Washington and Lee University MBA, Columbia Business School

To Our Shareholders,

For the six months ended June 30, 2023, the net asset value (NAV) total return per Class AAA Share of The Gabelli Utilities Fund was (3.5)% compared with a total return of (5.7)% for the Standard & Poor’s (S&P) 500 Utilities Index (SPU). Other classes of shares are available. See page 3 for performance information for all classes of shares.

Enclosed are the financial statements, including the schedule of investments, as of June 30, 2023.

Investment Objective and Strategy (Unaudited)

The Gabelli Utilities Fund seeks to provide a high level of total return through a combination of capital appreciation and current income. Under normal circumstances, the Fund invests at least 80% of its net assets in securities of domestic or foreign companies that are involved to a substantial extent in providing products, services, or equipment for the generation or distribution of electricity, gas, and water and the provision of infrastructure operations or telecommunications services, such as telephone, telegraph, satellite, cable, microwave, radiotelephone, mobile communication and cellular, paging, electronic mail, videotext, voice communications, data communications, and internet and that derive at least 50% of their revenue or earnings from, or devote at least 50% of their assets to, utilities that the Fund’s investment adviser, Gabelli Funds, LLC, believes have the potential to achieve either capital appreciation or current income. The Adviser will emphasize quality in selecting utility investments, and look for companies that have proven dividend records and sound financial structures.

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.gabelli.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. To elect to receive all future reports on paper free of charge, please contact your financial intermediary, or, if you invest directly with the Fund, you may call 800-422-3554 or send an email request to info@gabelli.com.

Performance Discussion (Unaudited)

Ten consecutive Fed rate hikes (current overnight target of 5.0%-5.25%) since March of 2022 have yet to spoil the labor market, and inflation remains well above the Fed’s long-term 2.0% target. The S&P Utility and S&P 500 performance over the past six and eighteen months highlight the indecisive and “see-saw” nature of investor’s economic outlook. In 2022, the 20% utility outperformance (+1.6% vs. -18.1%) reflected expectations for a recession-driven decline in interest rates, which has yet to materialize. Despite a pause at its June 14, 2023 meeting, the FOMC indicates the potential for two more rate increases by year-end 2023. The expectation for higher rates for longer and ongoing economic strength led to Fear of Missing Out (FOMO) and investors shifted funds into growth, technology and cyclical sectors to the detriment of defensive sectors.

In the face of dramatic increases in short–term yields (0% to 5.5%) and the entire yield curve, utility stocks (-4.2%) slightly outperformed the S&P 500 (-4.3%) over the past eighteen months. The U.S. Treasury yield curve inversion continues to indicate an impending recession, which would likely lead to lower inflation and lower interest rates. Under either a recessionary or strong growth economy, utilities would expect to deliver positive earnings and dividend growth. Further, we believe that utilities are “winners” in the long-term energy transition, and the late 2022 Inflation Reduction Act (IRA) provides tax incentives for accelerated clean energy investment for decades to come.

In the first half of 2023, some of the Fund’s top performing stocks were long-time takeover candidates, Otter Tail Corp (OTTR) (2.6% of total investments as of June 30, 2023; +36.2%), MGE Energy Inc. (1.3%; 13.7%), and Southwest Gas Holdings Inc. (3.0%; +5.0% total return). Southwest Gas plans to spin-off its successful utility distribution construction contractor following an Icahn Capital proxy contest, while OTTR continues to benefit from its non-regulated plastics business. Other leaders included industrial companies Mueller Industries Inc. (1.9%; +49.1% total return) and GATX Corp. (1.5% 22.2%). Portfolio detractors included NextEra Energy Inc. (9.4%; -10.1%), AES Corp. (3.6%: -27.0%) and National Fuel Gas Co. (4.8%; -17.4%).

Thank you for your investment in The Gabelli Utilities Fund.

We appreciate your confidence and trust.

The views expressed reflect the opinions of the Fund’s portfolio managers and Gabelli Funds, LLC, the Adviser, as of the date of this report and are subject to change without notice based on changes in market, economic, or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Comparative Results

Average Annual Returns through June 30, 2023 (a) (Unaudited)

Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Performance returns for periods of less than one year are not annualized.

	Six Months	1 Year	3 Year	5 Year	10 Year	15 Year	Since Inception (8/31/99)
Class AAA (GABUX)	(3.50)%	(3.68)%	6.39%	3.91%	5.39%	5.57%	6.76%
S&P 500 Utilities Index (b)	(5.69)	(3.68)	8.42	8.23	9.40	7.17	7.01
Lipper Utility Fund Average	(3.29)	(0.38)	8.56	6.68	7.51	6.39	6.59
Class A (GAUAX)	(3.55)	(3.67)	6.41	3.92	5.39	5.58	6.76
With sales charge (c)	(9.10)	(9.21)	4.33	2.69	4.77	5.16	6.50
Class C (GUXPX)	(3.88)	(4.40)	5.57	3.13	4.59	4.77	6.07
With contingent deferred sales charge (d)	(4.85)	(5.36)	5.57	3.13	4.59	4.77	6.07
Class C1 (GAUCX) (e)	(3.93)	(4.45)	5.55	3.12	4.58	4.77	6.06
With contingent deferred sales charge (d)	(4.89)	(5.40)	5.55	3.12	4.58	4.77	6.06
Class I (GAUIX)	(3.33)	(3.37)	6.72	4.19	5.67	5.84	6.93

(a)	Returns would have been lower had Gabelli Funds, LLC, the Adviser, not reimbursed certain expenses of the Fund for periods prior to December 31, 2002. The Class AAA Share NAVs are used to calculate performance for the periods prior to the issuance of Class A Shares and Class C Shares on December 31, 2002 and September 1, 2022, respectively; and Class I Shares on January 11, 2008. The Class C1 Share NAVs are used to calculate the performance for the periods prior to the issuance of Class C Shares. The actual performance of the Class A Shares and Class C1 Shares would have been lower due to the additional fees and expenses associated with these classes of shares. The actual performance of Class C Shares would have been due to the identical fees and expenses associated with this class of shares. The actual performance of the Class I Shares would have been higher due to lower expenses related to this class of shares. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days of purchase.
(b)	The S&P 500 Utilities Index is an unmanaged market capitalization weighted index of large capitalization stocks that may include facilities generation and transmission or distribution of electricity, gas, or water. The Lipper Utility Fund Average reflects the average performance of mutual funds classified in this particular category. Dividends are considered reinvested. You cannot invest directly in an index.
(c)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.
(d)	Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.
(e)	Effective August 31, 2022, The Gabelli Utilities Fund’s Class C1 shares were closed to all purchases. This closure has no effect on existing Class C1 shareholders’ ability to redeem their C1 Shares. Class C1 shares are not offered for sale after the Effective Date.

In the current prospectuses dated April 28, 2023, the gross expense ratios for Class AAA, A, C, and I Shares are 1.39%, 1.39%, 2.21%, and 1.14%, respectively. See page 12 for the expense ratios for the six months ended June 30, 2023. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A Shares, Class C1 Shares, and Class C Shares is 5.75% 1.00%, and 1.00%, respectively.

Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus, please visit our website at www.gabelli.com. The value of utility stocks generally changes as long term interest rates change. Funds investing in a single sector, such as utilities, may be subject to more volatility than funds that invest more broadly. The utilities industry can be significantly affected by government regulation, financing difficulties, supply or demand of services or fuel, and natural resources conservation.

Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end.

The Gabelli Utilities Fund

Disclosure of Fund Expenses (Unaudited)

For the Six Month Period from January 1, 2023 through June 30, 2023	Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 01/01/23	Ending Account Value 06/30/23	Annualized Expense Ratio	Expenses Paid During Period*
The Gabelli Utilities Fund
Actual Fund Return
Class AAA	$1,000.00	$965.00	1.42%	$6.92
Class A	$1,000.00	$964.50	1.42%	$6.92
Class C	$1,000.00	$961.20	2.17%	$10.62
Class C1	$1,000.00	$960.70	2.17%	$10.55
Class I	$1,000.00	$966.70	1.17%	$5.71
Hypothetical 5% Return
Class AAA	$1,000.00	$1,017.75	1.42%	$7.10
Class A	$1,000.00	$1,017.75	1.42%	$7.10
Class C	$1,000.00	$1,014.03	2.17%	$10.84
Class C1	$1,000.00	$1,014.03	2.17%	$10.84
Class I	$1,000.00	$1,018.99	1.17%	$5.86

*	Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (181 days), then divided by 365.

Summary of Portfolio Holdings (Unaudited)

The following tables present portfolio holdings as a percent of net assets as of June 30, 2023:

The Gabelli Utilities Fund

Energy and Utilities	83.9%
Communications	9.8%
Other	5.5%
U.S. Government Obligations	0.5%
Closed-End Funds	0.0%*
Other Assets and Liabilities (Net)	0.3%
100.0%

*	Amount represents less than 0.05%.

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how each Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

The Gabelli Utilities Fund

Schedule of Investments — June 30, 2023 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 99.2%
	ENERGY AND UTILITIES — 83.9%
	Alternative Energy — 1.0%
380,000	Algonquin Power & Utilities Corp.	$2,195,746	$3,140,970
44,359	Brookfield Renewable Corp., Cl. A	1,080,438	1,398,196
15,000	Clearway Energy Inc., Cl. C	375,119	428,400
900	Enphase Energy Inc.†	198,298	150,732
35,000	Eos Energy Enterprises Inc.†	305,479	151,900
1,000	First Solar Inc.†	167,503	190,090
10,000	Fluence Energy Inc.†	128,565	266,400
13,000	Landis+Gyr Group AG	816,084	1,115,468
95,563	NextEra Energy Partners LP	2,558,754	5,603,814
65,500	Ormat Technologies Inc.	1,633,972	5,270,130
1,600	SolarEdge Technologies Inc.†	424,900	430,480
		9,884,858	18,146,580
	Diversified Industrial — 0.8%
81,407	AZZ Inc.	3,271,129	3,537,948
2,000	Chart Industries Inc.†	264,020	319,580
8,000	Graham Corp.†	69,064	106,240
66,080	ITT Inc.	1,271,372	6,159,317
259,650	Mueller Water Products Inc., Cl. A	1,074,972	4,214,120
30,000	Park-Ohio Holdings Corp.	569,390	570,000
		6,519,947	14,907,205
	Electric Integrated — 52.3%
284,750	ALLETE Inc.	10,169,349	16,506,957
175,000	Alliant Energy Corp.	3,118,558	9,184,000
525,500	Ameren Corp.	15,230,951	42,917,585
661,500	American Electric Power Co. Inc.	26,144,060	55,698,300
180,000	Avangrid Inc.	6,742,179	6,782,400
287,000	Avista Corp.	7,544,011	11,270,490
429,000	Black Hills Corp.	10,985,425	25,851,540
63,325	CMS Energy Corp.	529,233	3,720,344
441,000	Dominion Energy Inc.	23,910,608	22,839,390
17,700	DTE Energy Co.	1,409,689	1,947,354
284,500	Duke Energy Corp.	15,359,363	25,531,030
382,200	Edison International	13,101,945	26,543,790
11,900	Entergy Corp.	1,195,420	1,158,703
1,126,100	Evergy Inc.	28,275,080	65,786,762
775,000	Eversource Energy	17,912,691	54,963,000
320,000	Exelon Corp.	7,102,318	13,036,800
349,750	FirstEnergy Corp.	8,344,325	13,598,280
171,000	Fortis Inc.	5,293,072	7,369,232
908,000	Hawaiian Electric Industries Inc.	21,638,974	32,869,600
Shares		Cost	Market Value
43,200	IDACORP Inc.	$1,908,075	$4,432,320
300,000	MGE Energy Inc.	9,027,088	23,733,000
2,251,500	NextEra Energy Inc.	33,095,471	167,061,300
260,000	NiSource Inc.	2,319,251	7,111,000
428,000	NorthWestern Corp.	11,549,346	24,293,280
795,000	OGE Energy Corp.	13,579,954	28,548,450
583,700	Otter Tail Corp.	13,374,073	46,088,952
305,000	PG&E Corp.†	3,112,171	5,270,400
320,000	Pinnacle West Capital Corp.	13,092,833	26,067,200
430,979	PNM Resources Inc.	3,888,159	19,437,153
128,750	Portland General Electric Co.	5,619,000	6,029,363
540,000	PPL Corp.	16,528,033	14,288,400
181,900	Public Service Enterprise Group Inc.	5,216,880	11,388,759
434,400	The Southern Co.	15,765,571	30,516,600
50,000	Unitil Corp.	1,433,085	2,535,500
566,200	WEC Energy Group Inc.	14,833,285	49,961,488
422,000	Xcel Energy Inc.	13,529,687	26,235,740
		401,879,213	930,574,462
	Electric Transmission and Distribution — 0.9%
60,000	Consolidated Edison Inc.	2,445,333	5,424,000
100,333	Constellation Energy Corp.	2,693,963	9,185,486
6,000	Sempra Energy	997,790	873,540
3,000	The Timken Co.	208,035	274,590
		6,345,121	15,757,616
	Environmental Services — 0.2%
500	Badger Meter Inc.	58,922	73,780
1,000	Tetra Tech Inc.	81,453	163,740
80,000	Veolia Environnement SA	1,225,896	2,527,219
2,000	Waste Connections Inc.	265,977	285,860
		1,632,248	3,050,599
	Global Utilities — 2.9%
10,053	AES Brasil Energia SA	30,130	25,803
36,000	Chubu Electric Power Co. Inc.	550,541	438,352
20,000	E.ON SE	253,426	254,904
5,000	EDP - Energias de Portugal SA, ADR	134,159	244,700
165,000	Electric Power Development Co. Ltd.	3,955,985	2,423,057
204,500	Emera Inc.	5,394,230	8,422,359
35,000	Enagas SA	916,226	687,456
100,000	Endesa SA	2,186,478	2,144,208
290,000	Enel SpA	1,536,387	1,951,851
75,000	Equinor ASA	1,693,070	2,180,769
560,000	Hera SpA	1,228,234	1,663,338
25,000	Hokkaido Electric Power Co. Inc.†	231,049	102,568

See accompanying notes to financial statements.

The Gabelli Utilities Fund

Schedule of Investments (Continued) — June 30, 2023 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	ENERGY AND UTILITIES (Continued)
	Global Utilities (Continued)
8,000	Hokuriku Electric Power Co.†	$84,777	$42,984
6,600,000	Huaneng Power International Inc., Cl. H†	4,124,137	4,127,106
460,000	Iberdrola SA	3,932,063	5,998,327
50,000	Iberdrola SA, ADR	1,539,385	2,613,500
25,000	Italgas SpA	150,554	147,994
360,000	Korea Electric Power Corp., ADR†	4,454,807	2,790,000
80,000	Kyushu Electric Power Co. Inc.†	931,855	510,344
125,000	National Grid plc	1,742,338	1,651,794
40,000	National Grid plc, ADR	2,408,508	2,693,200
360,000	Redeia Corp. SA	4,191,840	6,043,720
30,000	Shikoku Electric Power Co. Inc.†	471,689	204,040
2,000	Snam SpA	8,967	10,447
18,000	The Chugoku Electric Power Co. Inc.†	297,394	121,638
300,000	The Kansai Electric Power Co. Inc.	3,995,759	3,753,768
140,000	Tohoku Electric Power Co. Inc.†	1,907,228	863,703
55,000	Tokyo Electric Power Co. Holdings Inc.†	208,402	200,911
		48,559,618	52,312,841
	Merchant Energy — 3.8%
120,000	NRG Energy Inc.	2,690,201	4,486,800
3,072,000	The AES Corp.	31,773,643	63,682,560
		34,463,844	68,169,360
	Natural Gas Integrated — 8.2%
4,000	DT Midstream Inc.	75,680	198,280
492,000	Energy Transfer LP	0	6,248,400
83,500	Hess Corp.	4,334,674	11,351,825
200,000	Kinder Morgan Inc.	3,055,659	3,444,000
1,650,000	National Fuel Gas Co.	76,066,497	84,744,000
500,000	ONEOK Inc.	346,627	30,860,000
348,000	UGI Corp.	7,280,729	9,385,560
		91,159,866	146,232,065
	Natural Gas Utilities — 6.1%
71,500	Atmos Energy Corp.	1,935,434	8,318,310
107,000	CenterPoint Energy Inc.	2,212,379	3,119,050
2,500	Cheniere Energy Inc.	340,454	380,900
32,000	Chesapeake Utilities Corp.	564,025	3,808,000
100,000	Gulf Coast Ultra Deep Royalty Trust	8,000	1,565
Shares		Cost	Market Value
14,000	New Jersey Resources Corp.	$328,068	$660,800
435,000	Northwest Natural Holding Co.	19,376,324	18,726,750
149,000	ONE Gas Inc.	1,574,031	11,444,690
83,970	RGC Resources Inc.	1,135,545	1,681,919
846,782	Southwest Gas Holdings Inc.	29,704,155	53,897,674
106,500	Spire Inc.	3,350,633	6,756,360
		60,529,048	108,796,018
	Natural Resources — 2.5%
21,000	Alliance Resource Partners LP	116	388,290
261,400	Cameco Corp.	2,626,524	8,189,662
35,000	CNX Resources Corp.†	303,296	620,200
9,000	Diamondback Energy Inc.	165,497	1,182,240
4,700	EOG Resources Inc.	334,498	537,868
382,000	Mueller Industries Inc.	7,187,292	33,340,960
		10,617,223	44,259,220
	Oil — 0.2%
23,500	BP plc, ADR	768,721	829,315
22,000	Callon Petroleum Co.†	871,111	771,540
37,500	Devon Energy Corp.	342,161	1,812,750
		1,981,993	3,413,605
	Services — 1.5%
98,000	Dril-Quip Inc.†	2,268,712	2,280,460
563,000	Enbridge Inc.	12,343,953	20,915,450
16,000	Halliburton Co.	225,108	527,840
94,000	MDU Resources Group Inc.	1,714,302	1,968,360
24,000	Schlumberger NV	876,598	1,178,880
		17,428,673	26,870,990
	Water — 3.5%
8,000	American States Water Co.	110,252	696,000
100,800	American Water Works Co. Inc.	2,170,096	14,389,200
5,000	California Water Service Group	90,622	258,150
8,000	Consolidated Water Co. Ltd.	76,365	193,840
453,200	Essential Utilities Inc.	7,367,796	18,087,212
8,250	Middlesex Water Co.	136,951	665,445
498,000	Severn Trent plc	12,556,910	16,228,924
96,500	SJW Group	2,195,230	6,765,615
87,000	The York Water Co.	1,205,281	3,590,490
54,000	United Utilities Group plc, ADR	1,456,223	1,348,920
		27,365,726	62,223,796
	TOTAL ENERGY AND UTILITIES	718,367,378	1,494,714,357

See accompanying notes to financial statements.

The Gabelli Utilities Fund

Schedule of Investments (Continued) — June 30, 2023 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	COMMUNICATIONS — 9.8%
	Business Services — 0.1%
780,000	Clear Channel Outdoor Holdings Inc.†	$1,255,281	$1,068,600

	Cable and Satellite — 2.7%
16,000	Altice USA Inc., Cl. A†	155,249	48,320
30,000	Charter Communications Inc., Cl. A†	1,808,911	11,021,100
27,500	Cogeco Communications Inc.	823,192	1,467,428
75,000	Cogeco Inc.	1,876,853	3,163,050
36,000	Comcast Corp., Cl. A	361,490	1,495,800
337,000	DISH Network Corp., Cl. A†	6,422,975	2,220,830
290,000	EchoStar Corp., Cl. A†	7,472,783	5,028,600
5,500	Liberty Broadband Corp., Cl. C†	755,899	440,605
346,366	Liberty Global plc, Cl. A†	5,446,381	5,839,731
533,000	Liberty Global plc, Cl. C†	8,866,226	9,471,410
220,000	Liberty Latin America Ltd., Cl. A†	2,529,190	1,925,000
61,483	Liberty Latin America Ltd., Cl. C†	578,745	529,983
87,000	Rogers Communications Inc., Cl. B	2,334,903	3,970,680
38,000	TBS Holdings Inc.	500,062	690,502
		39,932,859	47,313,039
	Telecommunications — 6.5%
45,000	America Movil SAB de CV, ADR†	583,150	973,800
531,000	BCE Inc.	14,597,647	24,208,290
82,000	Deutsche Telekom AG	1,254,441	1,787,421
570,000	Deutsche Telekom AG, ADR	7,255,461	12,454,500
10,000	GCI Liberty Inc., Escrow†	0	0
1,448,000	Koninklijke KPN NV	4,219,107	5,165,208
300,000	Lumen Technologies Inc.	4,473,785	678,000
14,000,000	Nippon Telegraph & Telephone Corp.	6,900,265	16,542,500
25,000	Orange Belgium SA†	535,321	377,555
270,000	Orascom Investment Holding, GDR†	225,976	3,780
260,000	Pharol SGPS SA†	189,882	11,235
26,000	PLDT Inc., ADR	998,969	607,620
98,500	Proximus SA	2,260,569	733,465
2,000	PT Indosat Tbk	1,061	1,151
1,775,000	Singapore Telecommunications Ltd.	4,373,346	3,281,204
160,000	Sistema PJSC FC, GDR†(a)	725,528	80,000
119,000	Swisscom AG, ADR	4,327,618	7,499,380
15,000	Tele2 AB, Cl. B	204,095	123,946
Shares		Cost	Market Value
20,000	Telecom Italia SpA, ADR†	$77,582	$55,500
212,500	Telefonica Brasil SA, ADR	3,363,675	1,940,125
270,000	Telefonica Deutschland Holding AG	878,513	759,246
280,000	Telefonica SA, ADR	2,364,396	1,128,400
1,000,000	Telekom Austria AG	7,767,364	7,398,336
192,000	Telenet Group Holding NV	6,955,260	4,320,104
535,000	Telephone and Data Systems Inc.	13,395,255	4,403,050
120,000	Telesat Corp.†	1,488,994	1,130,400
10,000	TELUS Corp.	190,793	194,603
30,000	TIM SA, ADR	468,969	458,700
30,000	VEON Ltd., ADR†	1,000,472	613,200
530,000	Verizon Communications Inc.	16,015,253	19,710,700
		107,092,747	116,641,419
	Wireless Communications — 0.5%
17,000	Anterix Inc.†	653,570	538,730
200	Hutchison Telecommunications Hong Kong Holdings Ltd.	19	32
26,000	Millicom International Cellular SA†	577,053	396,240
37,957	Millicom International Cellular SA, SDR†	993,812	580,158
6,000	Mobile TeleSystems PJSC, ADR†(a)	74,643	3,660
60,000	Operadora De Sites Mexicanos SAB de CV	71,783	56,856
82,000	SK Telecom Co. Ltd., ADR	2,369,265	1,599,820
400	SmarTone Telecommunications Holdings Ltd.	207	247
292,000	Turkcell Iletisim Hizmetleri A/S, ADR	2,379,505	1,042,440
186,000	United States Cellular Corp.†	7,062,922	3,279,180
235,000	Vodafone Group plc, ADR	4,187,312	2,220,750
		18,370,091	9,718,113
	TOTAL COMMUNICATIONS	166,650,978	174,741,171

	OTHER — 5.5%
	Aerospace — 0.1%
2,942	Allied Motion Technologies Inc.	95,998	117,503
1,250,000	Rolls-Royce Holdings plc†	2,054,644	2,397,919
		2,150,642	2,515,422
	Building and Construction — 0.5%
11,500	Acciona SA	1,072,985	1,950,084
23,000	Arcosa Inc.	1,121,235	1,742,710

See accompanying notes to financial statements.

The Gabelli Utilities Fund

Schedule of Investments (Continued) — June 30, 2023 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	OTHER (Continued)
	Building and Construction (Continued)
6,200	H&E Equipment Services Inc.	$203,617	$283,650
69,000	Johnson Controls International plc	1,748,430	4,701,660
17,000	Knife River Corp.†	525,205	739,500
		4,671,472	9,417,604
	Business Services — 0.0%
6,000	V2X Inc.†	87,377	297,360

	Consumer Products — 0.0%
8,000	Essity AB, Cl. A	103,353	212,510

	Diversified Industrial — 0.2%
1,000	Alstom SA	31,457	29,812
53,000	Bouygues SA	1,792,191	1,778,962
4,205	L.B. Foster Co., Cl. A†	49,913	60,047
115,000	Twin Disc Inc.†	1,337,572	1,294,900
		3,211,133	3,163,721
	Electronics — 0.8%
32,500	Corning Inc.	362,694	1,138,800
5,500	Keysight Technologies Inc.†	558,175	920,975
1,130	Resideo Technologies Inc.†	19,767	19,956
300	Roper Technologies Inc.	75,135	144,240
127,500	Sony Group Corp., ADR	2,077,288	11,480,100
		3,093,059	13,704,071
	Entertainment — 0.1%
340,000	Grupo Televisa SAB, ADR	3,170,728	1,744,200

	Financial Services — 0.1%
100,000	Kinnevik AB, Cl. A†	1,879,991	1,550,251
1,500,000	Orascom Financial Holding SAE†	226,100	14,757
		2,106,091	1,565,008
	Health Care — 0.0%
12,000	Tsumura & Co.	261,956	221,421

	Machinery — 1.8%
85,000	Astec Industries Inc.	2,915,160	3,862,400
89,169	Flowserve Corp.	2,769,513	3,312,628
58,895	The Gorman-Rupp Co.	1,343,651	1,697,943
2,500	Valmont Industries Inc.	551,006	727,625
193,670	Xylem Inc.	4,755,557	21,811,116
		12,334,887	31,411,712
	Metals and Mining — 0.4%
73,000	Freeport-McMoRan Inc.	741,695	2,920,000
14,500	Vulcan Materials Co.	639,532	3,268,880
		1,381,227	6,188,880
Shares		Cost	Market Value
	Specialty Chemicals — 0.0%
1,500	Air Products and Chemicals Inc.	$398,871	$449,295

	Transportation — 1.5%
206,700	GATX Corp.	5,669,011	26,610,558

	TOTAL OTHER	38,639,807	97,501,762
	TOTAL COMMON STOCKS	923,658,163	1,766,957,290

	CLOSED-END FUNDS — 0.0%
40,000	Altaba Inc., Escrow†	0	93,600

	RIGHTS — 0.0%
	OTHER — 0.0%
	Health Care — 0.0%
21,000	ABIOMED Inc., CVR†	0	36,750

	WARRANTS — 0.0%
	OTHER — 0.0%
	Diversified Industrial — 0.0%
428,750	SDCL EDGE Acquisition Corp., expire 12/31/28†	154,487	51,450

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 0.5%
$9,650,000	U.S. Treasury Bills, 5.109% to 5.435%††, 09/14/23 to 11/30/23	9,475,546	9,478,088

	TOTAL INVESTMENTS — 99.7%	$933,288,196	1,776,617,178

	Other Assets and Liabilities (Net) — 0.3%		4,721,034

	NET ASSETS — 100.0%		$1,781,338,212

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
†	Non-income producing security.
††	Represents annualized yields at dates of purchase.

ADR	American Depositary Receipt
CVR	Contingent Value Right
GDR	Global Depositary Receipt
SDR	Swedish Depositary Receipt

See accompanying notes to financial statements.

The Gabelli Utilities Fund

Statement of Assets and Liabilities

June 30, 2023 (Unaudited)

Assets:
Investments, at value (cost $933,288,196)	$1,776,617,178
Foreign currency, at value (cost $100,153)	100,281
Deposit at brokers	307,348
Receivable for investments sold	4,563,859
Receivable for Fund shares sold	1,019,125
Dividends and interest receivable	4,015,312
Prepaid expenses	7,680
Total Assets	1,786,630,783
Liabilities:
Payable to bank	393,519
Payable for Fund shares redeemed	1,912,238
Payable for investment advisory fees	1,473,071
Payable for distribution fees	446,535
Payable for accounting fees	7,500
Payable for shareholder communications	461,803
Payable for shareholder services fees	418,312
Other accrued expenses	179,593
Total Liabilities	5,292,571
Net Assets
(applicable to 336,337,134 shares outstanding)	$1,781,338,212
Net Assets Consist of:
Paid-in capital	$931,408,789
Total distributable earnings	849,929,423
Net Assets	$1,781,338,212

Shares of Beneficial Interest, each at $0.001 par value; unlimited number of shares authorized:
Class AAA:
Net Asset Value, offering, and redemption price per share ($259,587,493 ÷ 43,316,768 shares outstanding)	$5.99
Class A:
Net Asset Value and redemption price per share ($932,839,226 ÷ 151,323,806 shares outstanding)	$6.16
Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$6.54
Class C:
Net Asset Value and offering price per share ($12,368,059 ÷ 1,878,990 shares outstanding)	$6.58	(a)
Class C1:
Net Asset Value and offering price per share ($226,301,971 ÷ 86,892,768 shares outstanding)	$2.60	(a)
Class I:
Net Asset Value, offering, and redemption price per share ($350,241,463 ÷ 52,924,802 shares outstanding)	$6.62

(a)	Redemption price varies based on the length of time held.

Statement of Operations

For the Six Months Ended June 30, 2023 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $723,946)	$28,920,644
Interest	909,973
Total Investment Income	29,830,617
Expenses:
Investment advisory fees	9,331,745
Distribution fees - Class AAA	334,843
Distribution fees - Class A	1,214,003
Distribution fees - Class C1	1,297,907
Distribution fees - Class C	47,662
Shareholder services fees	856,631
Shareholder communications expenses	334,122
Custodian fees	147,367
Trustees’ fees	68,061
Registration expenses	62,112
Legal and audit fees	48,189
Accounting fees	22,500
Interest expense	399
Miscellaneous expenses	68,291
Total Expenses	13,833,832
Less:
Expenses paid indirectly by broker (See Note 6)	(12,175)
Net Expenses	13,821,657
Net Investment Income	16,008,960

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized gain on investments	22,630,316
Net realized loss on foreign currency transactions	(21,291)
Net realized gain on investments and foreign currency transactions	22,609,025
Net change in unrealized appreciation/depreciation:
on investments	(107,808,218)
on foreign currency translations	23,793
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(107,784,425)
Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	(85,175,400)
Net Decrease in Net Assets Resulting from Operations	$(69,166,440)

See accompanying notes to financial statements.

The Gabelli Utilities Fund

Statement of Changes in Net Assets

	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31, 2022
Operations:
Net investment income	$16,008,960		$28,172,183
Net realized gain on investments and foreign currency transactions	22,609,025		32,117,880
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(107,784,425)		(177,518,750)
Net Decrease in Net Assets Resulting from Operations	(69,166,440)		(117,228,687)

Distributions to Shareholders:
Accumulated earnings
Class AAA	(1,871,327	)*	(7,445,791)
Class A	(6,592,381	)*	(26,342,800)
Class C	(64,151	)*	(73,718)
Class C1	(3,915,819	)*	(17,714,467)
Class I	(2,280,472	)*	(9,586,505)
	(14,724,150)		(61,163,281)
Return of capital
Class AAA	(16,841,944	)*	(28,293,123)
Class A	(59,331,431	)*	(99,411,621)
Class C	(577,358	)*	(99,612)
Class C1	(35,242,369	)*	(63,342,972)
Class I	(20,524,252	)*	(32,288,486)
	(132,517,354)		(223,435,814)
Total Distributions to Shareholders	(147,241,504)		(284,599,095)

Shares of Beneficial Interest Transactions:
Class AAA	9,257,023		25,785,468
Class A	27,087,140		112,161,003
Class C	7,152,607		6,382,072
Class C1	(15,312,188)		(7,662,704)
Class I	22,768,375		59,235,636
Net Increase in Net Assets from Shares of Beneficial Interest Transactions	50,952,957		195,901,475

Redemption Fees	10,781		5,831

Net Decrease in Net Assets	(165,444,206)		(205,920,476)

Net Assets:
Beginning of year	1,946,782,418		2,152,702,894
End of period	$1,781,338,212		$1,946,782,418

*	Based on year to date book income. Amounts are subject to change and recharacterization at year end.

See accompanying notes to financial statements.

The Gabelli Utilities Fund

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period :

		Income (Loss) from Investment Operations			Distributions							Ratios to Average Net Assets/Supplemental Data
Year Ended December 31	Net Asset Value, Beginning of Year	Net Investment Income(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Return of Capital	Total Distributions	Redemption Fees(a)(b)	Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Investment Income		Operating Expenses(c)		Portfolio Turnover Rate
Class AAA
2023(d)	$6.66	$0.06	$(0.29)	$(0.23)	$(0.04)*	$—	$(0.40)*	$(0.44)	$0.00	$5.99	(3.50)%	$259,588	1.78	%(e)	1.42	%(e)	1%
2022	7.98	0.11	(0.53)	(0.42)	(0.08)	(0.11)	(0.71)	(0.90)	0.00	6.66	(5.41)	278,910	1.47		1.39		2
2021	7.60	0.14	1.12	1.26	(0.12)	(0.05)	(0.71)	(0.88)	0.00	7.98	17.49	304,540	1.76		1.36	(f)	3
2020	8.84	0.12	(0.48)	(0.36)	(0.12)	(0.09)	(0.67)	(0.88)	0.00	7.60	(3.43)	270,921	1.63		1.37	(f)	2
2019	8.20	0.13	1.36	1.49	(0.11)	(0.05)	(0.69)	(0.85)	0.00	8.84	18.75	319,670	1.52		1.37		3
2018	9.23	0.14	(0.33)	(0.19)	(0.12)	(0.07)	(0.65)	(0.84)	0.00	8.20	(2.15)	288,322	1.57		1.37		1
Class A
2023(d)	$6.84	$0.06	$(0.30)	$(0.24)	$(0.04)*	$—	$(0.40)*	$(0.44)	$0.00	$6.16	(3.55)%	$932,839	1.78	%(e)	1.42	%(e)	1%
2022	8.17	0.11	(0.54)	(0.43)	(0.08)	(0.11)	(0.71)	(0.90)	0.00	6.84	(5.35)	1,007,287	1.47		1.39		2
2021	7.77	0.14	1.14	1.28	(0.12)	(0.05)	(0.71)	(0.88)	0.00	8.17	17.35	1,079,497	1.76		1.36	(f)	3
2020	9.01	0.13	(0.49)	(0.36)	(0.12)	(0.09)	(0.67)	(0.88)	0.00	7.77	(3.36)	927,341	1.64		1.37	(f)	2
2019	8.35	0.14	1.37	1.51	(0.11)	(0.05)	(0.69)	(0.85)	0.00	9.01	18.66	990,134	1.53		1.37		3
2018	9.37	0.15	(0.33)	(0.18)	(0.12)	(0.07)	(0.65)	(0.84)	0.00	8.35	(2.00)	723,943	1.58		1.37		1
Class C
2023(d)	$7.30	$0.04	$(0.32)	$(0.28)	$(0.04)*	$—	$(0.40)*	$(0.44)	$0.00	$6.58	(2.69)%	$12,368	1.17	%(e)	2.17	%(e)	1%
2022	7.90	0.02	(0.32)	(0.30)	(0.05)	(0.08)	(0.17)	(0.30)	0.00	7.30	(6.08)	6,215	0.97	(e)	2.21	(e)	2
Class C1
2023(d)	$3.16	$0.01	$(0.13)	$(0.12)	$(0.04)*	$—	$(0.40)*	$(0.44)	$0.00	$2.60	(3.93)%	$226,302	1.00	%(e)	2.17	%(e)	1%
2022	4.29	0.03	(0.28)	(0.25)	(0.10)	(0.09)	(0.69)	(0.88)	0.00	3.16	(6.08)	291,447	0.71		2.14		2
2021	4.50	0.04	0.63	0.67	(0.10)	(0.05)	(0.73)	(0.88)	0.00	4.29	16.32	403,372	1.00		2.11	(f)	3
2020	5.66	0.04	0.32	0.28	(0.09)	(0.09)	(0.70)	(0.88)	0.00	4.50	(3.98)	438,782	0.86		2.12	(f)	2
2019	5.57	0.04	0.90	0.94	(0.08)	(0.05)	(0.72)	(0.85)	0.00	5.66	17.67	614,757	0.76		2.12		3
2018	6.58	0.05	(0.22)	(0.17)	(0.08)	(0.07)	(0.69)	(0.84)	0.00	5.57	(2.74)	641,273	0.82		2.12		1
Class I
2023(d)	$7.30	$0.07	$(0.31)	$(0.24)	$(0.04)*	$—	$(0.40)*	$(0.44)	$0.00	$6.62	(3.33)%	$350,241	2.03	%(e)	1.17	%(e)	1%
2022	8.64	0.14	(0.57)	(0.43)	(0.09)	(0.12)	(0.70)	(0.91)	0.00	7.30	(5.10)	362,923	1.73		1.14		2
2021	8.15	0.17	1.20	1.37	(0.14)	(0.05)	(0.69)	(0.88)	0.00	8.64	17.66	365,294	2.01		1.11	(f)	3
2020	9.38	0.15	(0.50)	(0.35)	(0.14)	(0.09)	(0.65)	(0.88)	0.00	8.15	(3.11)	297,330	1.88		1.12	(f)	2
2019	8.64	0.17	1.42	1.59	(0.14)	(0.05)	(0.66)	(0.85)	0.00	9.38	18.97	365,519	1.78		1.12		3
2018	9.65	0.18	(0.35)	(0.17)	(0.14)	(0.07)	(0.63)	(0.84)	0.00	8.64	1.84	286,246	1.84		1.12		1

*	Based on year to date book income. Amounts are subject to change and recharacterization at year end.
†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect the applicable sales charges. Total return for a period of less than one year is not annualized.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For all periods presented, there was minimal impact on the expense ratios.
(d)	For the six months ended June 30, 2023, unaudited.
(e)	Annualized.
(f)	Ratio of operating expenses includes advisory fee reduction on unsupervised assets. For the years ended December 31, 2021 and 2020, there was no impact on the expense ratios.

See accompanying notes to financial statements.

The Gabelli Utilities Fund

Notes to Financial Statements (Unaudited)

1. Organization. The Gabelli Utilities Fund was organized on May 18, 1999 as a Delaware statutory trust. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The Fund commenced investment operations on August 31, 1999.

The Fund’s primary objective is to provide a high level of total return through a combination of capital appreciation and current income. The Fund invests a high percentage of its assets in the utilities sector. As a result, the Fund may be more susceptible to economic, political, and regulatory developments, positive or negative, and may experience increased volatility to the Fund’s NAV and a magnified effect in its total return.

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions, and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations, and its ability to achieve its investment objectives.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the Board) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by the Adviser.

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the securities are valued using the closing bid price, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one or more dealers in the instrument in question by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review

The Gabelli Utilities Fund

Notes to Financial Statements (Unaudited) (Continued)

of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of June 30, 2023 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs (a)	Total Market Value at 06/30/23
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Communications
Telecommunications	$116,557,639	$3,780	$80,000	$116,641,419
Wireless Communications	9,714,453	—	3,660	9,718,113
Other Industries (b)	48,381,639	—	—	48,381,639
Energy and Utilities (b)	1,494,714,357	—	—	1,494,714,357
Other (b)	97,501,762	—	—	97,501,762
Total Common Stocks	1,766,869,850	3,780	83,660	1,766,957,290
Closed-End Funds	—	93,600	—	93,600
Rights (b)	—	36,750	—	36,750
Warrants (b)	51,450	—	—	51,450
U.S. Government Obligations	—	9,478,088	—	9,478,088
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$1,766,921,300	$9,612,218	$83,660	$1,776,617,178

(a)	The inputs for these securities are not readily available and are derived based on the judgment of the Adviser according to procedures approved by the Board.
(b)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

During the six months ended June 30, 2023, the Fund did not have any transfers into or out of Level 3.

The Gabelli Utilities Fund

Notes to Financial Statements (Unaudited) (Continued)

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

The Gabelli Utilities Fund

Notes to Financial Statements (Unaudited) (Continued)

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. At June 30, 2023, the Fund did not hold any restricted securities.

Investments in Other Investment Companies. The Fund may invest, from time to time, in shares of other investment companies (or entities that would be considered investment companies but are excluded from the definition pursuant to certain exceptions under the 1940 Act) (the Acquired Funds) in accordance with the 1940 Act and related rules. Shareholders in the Fund would bear the pro rata portion of the periodic expenses of the Acquired Funds in addition to the Fund’s expenses. For the six months ended June 30, 2023, the Fund’s pro rata portion of the periodic expenses charged by the Acquired Funds was less than one basis point.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method or amortized to earliest call date, if applicable. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. The characterization of distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income

The Gabelli Utilities Fund

Notes to Financial Statements (Unaudited) (Continued)

tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

The tax character of distributions paid during the year ended December 31, 2022 was as follows:

Distributions paid from:
Ordinary income	$27,627,534
Long term capital gains	33,535,747
Return of capital	223,435,814
Total distributions paid	$284,599,095

Since January 2000, the Fund has had a fixed distribution policy. Under the policy, the Fund declares and pays monthly distributions from net investment income, capital gains, and paid-in capital. The actual source of the distribution is determined after the end of the year. Pursuant to this policy, distributions during the year may be made in excess of required distributions. Distributions sourced from paid-in capital should not be considered as dividend yield or the total return from an investment in the Fund. The Board continues to evaluate the distribution policy in light of ongoing economic and market conditions and may change the amount of the monthly distributions in the future.

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

The following summarizes the tax cost of investments and the related net unrealized appreciation at June 30, 2023:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$942,636,938	$896,244,816	$(62,264,576)	$833,980,240

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. During the six months ended June 30, 2023, the Fund did not incur any income tax, interest, or penalties. As of June 30, 2023, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement. The Fund has entered into an investment advisory agreement (the Advisory Agreement) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the

The Gabelli Utilities Fund

Notes to Financial Statements (Unaudited) (Continued)

Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Trustees of the Fund who are affiliated persons of the Adviser.

4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the Plan) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, and Class C Share Plans, payments are authorized to G.distributors, LLC (the Distributor), an affiliate of the Adviser, at annual rates of 0.25%, 0.25%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. Portfolio Securities. Purchases and sales of securities during the six months ended June 30, 2023, other than short term securities and U.S. Government obligations, aggregated $15,786,358 and $72,243,551, respectively.

6. Transactions with Affiliates and Other Arrangements. During the six months ended June 30, 2023, the Fund paid $12,175 in brokerage commissions on security trades to G.research, LLC, an affiliate of the Adviser. Additionally, the Distributor retained a total of $351,950 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

During the six months ended June 30, 2023, the Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed brokerage arrangement during this period was $12,175.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. Under the sub-administration agreement with Bank of New York Mellon, the fees paid include the cost of calculating the Fund’s NAV. The Fund reimburses the Adviser for this service. During the six months ended June 30, 2023, the Fund accrued $22,500 in accounting fees in the Statement of Operations.

The Fund pays retainer and per meeting fees to Trustees not affiliated with the Adviser, plus specified amounts to the Lead Trustee and Audit Committee Chairman. Trustees are also reimbursed for out of pocket expenses incurred in attending meetings. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

7. Line of Credit. The Fund participates in an unsecured line of credit, which expires on February 28, 2024 and may be renewed annually, of up to $75,000,000 under which it may borrow up to 10% of its net assets from the bank for temporary borrowing purposes. Borrowings under this arrangement bear interest at a floating rate equal to the higher of the Overnight Federal Funds Rate plus 135 basis points or the Overnight Bank Funding Rate plus 135 basis points in effect on that day. This amount, if any, would be included in “Interest expense” in the Statement of Operations. During the six months ended June 30, 2023, there were no borrowings under the line of credit.

8. Shares of Beneficial Interest. The Fund offers four classes of shares – Class AAA Shares, Class A Shares, Class C Shares, and Class I Shares. Class AAA Shares and Class I Shares are offered without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class C Shares are subject to a 1.00% contingent deferred sales charge for one year after purchase. Effective August 31, 2022 (the Effective Date), the Fund’s Class C1 shares were “closed to purchases from new investors. Closed to purchases from new investors” means neither new investors nor existing shareholders may purchase any additional shares of

The Gabelli Utilities Fund

Notes to Financial Statements (Unaudited) (Continued)

such class after the Effective Date. These changes will have no effect on existing shareholders’ ability to redeem shares of the Fund as described in the Fund’s Prospectus.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the six months ended June 30, 2023 and the fiscal year ended 2022, if any, can be found in the Statement of Changes in Net Assets under Redemption Fees.

Transactions in shares of beneficial interest were as follows:

	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31, 2022
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	3,268,288	$20,615,253	6,278,868	$45,090,026
Shares issued upon reinvestment of distributions	2,753,741	17,095,767	4,571,886	32,478,134
Shares redeemed	(4,555,022)	(28,453,997)	(7,182,757)	(51,782,692)
Net increase	1,467,007	$9,257,023	3,667,997	$25,785,468
Class A
Shares sold	10,892,612	$71,124,835	25,246,624	$188,557,653
Shares issued upon reinvestment of distributions	9,656,419	61,621,270	16,097,067	117,277,826
Shares redeemed	(16,433,840)	(105,658,965)	(26,290,281)	(193,674,476)
Net increase	4,115,191	$27,087,140	15,053,410	$112,161,003
Class C
Shares sold	1,096,147	$7,615,101	862,957	$6,469,925
Shares issued upon reinvestment of distributions	93,208	629,767	22,636	164,739
Shares redeemed	(161,483)	(1,092,261)	(34,475)	(252,592)
Net increase	1,027,872	$7,152,607	851,118	$6,382,072
Class C1
Shares sold	40,670	$114,386	10,814,450	$41,608,403
Shares issued upon reinvestment of distributions	13,579,540	38,093,061	21,885,233	78,428,216
Shares redeemed	(18,850,999)	(53,519,635)	(34,567,103)	(127,699,323)
Net decrease	(5,230,789)	$(15,312,188)	(1,867,420)	$(7,662,704)
Class I
Shares sold	6,233,816	$43,746,924	13,194,878	$104,473,410
Shares issued upon reinvestment of distributions	3,252,954	22,226,362	5,276,479	40,830,353
Shares redeemed	(6,253,601)	(43,204,911)	(11,058,518)	(86,068,127)
Net increase	3,233,169	$22,768,375	7,412,839	$59,235,636

The Gabelli Utilities Fund

Notes to Financial Statements (Unaudited) (Continued)

9. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

The Gabelli Utilities Fund

Board Consideration and Re-Approval of Investment Advisory Agreement (Unaudited)

At its meeting on February 15, 2023, the Board of Trustees (Board) of the Fund approved the continuation of the investment advisory agreement with the Adviser for the Fund on the basis of the recommendation by the trustees who are not interested persons of the Fund (the Independent Board Members). The following paragraphs summarize the material information and factors considered by the Independent Board Members as well as their conclusions relative to such factors.

Nature, Extent, and Quality of Services. The Independent Board Members considered information regarding the portfolio manager, the depth of the analyst pool available to the Adviser and the portfolio manager, the scope of supervisory, administrative, shareholder, and other services supervised or provided by the Adviser and the absence of significant service problems reported to the Board. The Independent Board Members noted the experience, length of service, and reputation of the portfolio manager.

Investment Performance. The Independent Board Members reviewed the short, medium, and long term performance (as of December 31, 2022) of the Fund against a peer group of six other comparable funds prepared by the Adviser (the Adviser Peer Group) and against a peer group prepared by Broadridge (the Broadridge Performance Peer Group) consisting of all retail and institutional utility funds, regardless of asset size or primary channel of distribution. The Independent Board Members noted that the Fund’s performance was in the third quartile for the one year, three year, five year, and ten year periods, as measured against the Adviser Peer Group. Against the Broadridge Performance Peer Group, the Independent Board Members noted that the Fund’s performance was in the fifth quintile for the one year, three year, five year, and ten year periods.

Profitability. The Independent Board Members reviewed summary data regarding the profitability of the Fund to the Adviser both with an administrative overhead charge and without a charge. The Independent Board Members also noted that a substantial portion of the Fund’s portfolio transactions were executed by an affiliated broker, that the affiliated broker received distribution fees and minor amounts of sales commissions, and that the Adviser received a moderate amount of soft dollar benefits through the Fund’s portfolio brokerage.

Economies of Scale. The Independent Board Members discussed the major elements of the Adviser’s cost structure and the relationship of those elements to potential economies of scale.

Sharing of Economies of Scale. The Independent Board Members noted that the investment advisory fee schedule for the Fund does not take into account any potential economies of scale that may develop or any historical losses or diminished profitability of the Fund to the Adviser.

Service and Cost Comparisons. The Independent Board Members compared the expense ratios of the investment advisory fee, other expenses, and total expenses of the Fund to similar expense ratios of the six other utility funds in the Adviser Peer Group, and a peer group selected by Broadridge and noted that the advisory fee includes substantially all administrative services for the Fund as well as the investment advisory services of the Adviser. The Independent Board Members noted that the Fund’s expense ratios were generally above average within the peer groups. The Independent Board Members also noted that the advisory fee structure was the same as that in effect for most of the Gabelli funds. The Independent Board Members were presented with, but did not consider to be material to their decision, various information comparing the advisory fee to the fee for other types of accounts managed by affiliates of the Adviser.

The Gabelli Utilities Fund

Board Consideration and Re-Approval of Investment Advisory Agreement (Unaudited) (Continued)

Conclusions. The Independent Board Members concluded that the Fund enjoyed highly experienced portfolio management services, good ancillary services, and an adequate overall performance record. The Independent Board Members also concluded that the Fund’s expense ratios and profitability to the Adviser of managing the Fund were reasonable and that economies of scale were not a significant factor in their thinking at this time. The Independent Board Members did not view the potential profitability of ancillary services as material to their decision. On the basis of the foregoing and without assigning particular weight to any single conclusion, the Independent Board Members determined to recommend continuation of the Advisory Agreement to the full Board.

Based on a consideration of all these factors in their totality, the Board Members, including all of the Independent Board Members, determined that the Fund’s advisory fee was appropriate in light of the quality of services provided and in light of the other factors described above that the Board deemed relevant. Accordingly, the Board Members determined to approve the continuation of the Fund’s Advisory Agreement. The Board Members based their decision on evaluations of all these factors as a whole and did not consider any one factor as all-important or controlling.

THE GABELLI UTILITIES FUND

One Corporate Center

Rye, NY 10580-1422

Portfolio Managers’ Biographies

Mario J. Gabelli, CFA, is Chairman, Chief Executive Officer, and Chief Investment Officer - Value Portfolios of GAMCO Investors, Inc. that he founded in 1977, and Chief Investment Officer - Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management, Inc. He is also Executive Chairman of Associated Capital Group, Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

Timothy M. Winter, CFA, joined Gabelli in 2009 and covers the utility industry. He has over 25 years of experience as an equity research analyst covering the industry. Currently, he continues to specialize in the utility industry and also serves as a portfolio manager of Gabelli Funds, LLC. Mr. Winter received his BA in Economics from Rollins College and an MBA degree in Finance from the University of Notre Dame.

Justin Bergner, CFA, is a Vice President at Gabelli & Company and a portfolio manager for Gabelli Funds LLC. Justin rejoined Gabelli & Company in 2013 as a research analyst covering Diversified Industrials, Home Improvement, and Transport companies. He began his investment career at Gabelli & Company in 2005 as a metals and mining analyst, and subsequently spent five years at Axiom International Investors as a senior analyst focused on industrial and healthcare stocks. Prior to business school, Mr. Bergner worked in management consulting at both Bain & Company and Dean & Company. Mr. Bergner graduated cum laude from Yale University with a BA in Economics and Mathematics and received an MBA in Finance and Accounting from the Wharton School at the University of Pennsylvania.

Brett Kearney, CFA, is a portfolio manager covering industrials with a focus on the flow control and other niche manufacturing sectors. He joined the Firm in 2017. Previously he was an analyst at Schultze Asset Management, an analyst at Fidus Mezzanine Capital, and an investment analyst at the Bond & Corporate Finance Group of John Hancock Financial Services. Brett graduated cum laude with a BS in Business Administration from Washington and Lee University and holds an MBA from Columbia Business School, where he participated in the school’s Value Investing Program.

THE GABELLI UTILITIES FUND One Corporate Center Rye, New York 10580-1422

t 800-GABELLI (800-422-3554)
f 914-921-5118
e info@gabelli.com
GABELLI.COM

Net Asset Values per share available daily by calling 800-GABELLI after 7:00 P.M.

TRUSTEES

Mario J. Gabelli, CFA

Chairman and

Chief Executive Officer,

GAMCO Investors, Inc.

Executive Chairman,

Associated Capital Group Inc.

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

Vincent D. Enright

Former Senior Vice President

and Chief Financial Officer,

KeySpan Corp.

Mary E. Hauck

Former Senior

Portfolio Manager,

Gabelli-O’Connor Fixed

Income Mutual Fund

Management Co.

Kuni Nakamura

President,

Advanced Polymer, Inc.

Werner J. Roeder

Former Medical Director,

Lawrence Hospital

OFFICERS

John C. Ball

President & Treasurer

Peter Goldstein

Secretary & Vice President

Richard J. Walz

Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN

State Street Bank and Trust

Company

TRANSFER AGENT, AND

DIVIDEND DISBURSING

AGENT

DST Asset Manager

Solutions, Inc.

LEGAL COUNSEL

Skadden, Arps, Slate, Meagher &

Flom LLP

This report is submitted for the general information of the shareholders of The Gabelli Utilities Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB470Q223SAR

(b)	Not applicable.

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(2)(1)	Not applicable.

(a)(2)(2)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Gabelli Utilities Fund

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Executive Officer

Date	September 6, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Executive Officer

Date	September 6, 2023

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Financial Officer and Treasurer

Date	September 6, 2023

*	Print the name and title of each signing officer under his or her signature.